Document And Entity Information	Aug. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	PALISADE BIO, INC.
Entity Central Index Key	0001357459
Entity Emerging Growth Company	false
Entity File Number	001-33672
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2007292
Entity Address, Address Line One	7750 El Camino Real
Entity Address, Address Line Two	Suite 5200
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92009
City Area Code	(858)
Local Phone Number	704-4900
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PALI
Security Exchange Name	NONE